Mortgage Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Weighted average remaining life	256 months	260 months
Weighted average discount rate	10.00%	12.00%
Weighted average coupon	3.98%	4.01%
Weighted average prepayment speed	187.00%	187.00%